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                                  CERTIFICATION


         Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Aspen Series. Registrant's 1933 Act No. is 33-63212 and Registrant's 1940 Act No. is 811-7736.

         2. There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 31 ("PEA No. 31") on December 30, 2002, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

                  Risk-Managed Large Cap Growth Portfolio - Service Shares Risk-Managed Large Cap Core Portfolio - Service Shares Mid Cap Value Portfolio - Service Shares
                  Small Cap Value Portfolio - Service Shares

                  (collectively, the "Portfolios")

         3.       The text of PEA No. 31 has been filed electronically.

         DATED:  January 2, 2003

                                                     JANUS ASPEN SERIES
                                                     on behalf of the Portfolios



                                                     By: /s/ Bonnie M. Howe
                                                        ------------------------
                                                         Bonnie M. Howe
                                                         Vice President